Schedule of finance income and expense (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Income And Expense
Shareholder loan	$ 2,864		$ 2,233
Convertible preference shares and loan notes	159		105
Debtor invoice finance interest payable	15		143		$ 100	$ 24	$ 7
Lease liability interest payable	81		81		171	133	42
Other finance costs	14		300
Foreign exchange losses	(1,297)		(395)		2,704	4,709	92
Waived dividends and interest on convertible preference shares and loan notes	462
Total finance expense	2,298	[1]	2,467	[1]	7,366	8,604	2,450
Foreign exchange gain					1,150	173	2,176
Interest income					6
Total finance income	$ 7	[1]	$ 1	[1]	1,156	173	2,176
Related party loan interest payable					3,801	3,351	1,986
Convertible loan notes and preference shares interest payable					254	217	1,228
Waived dividends on convertible preference shares							(327)
Waived dividends on convertible loan notes							(668)
Bank interest payable					47	3
Other finance costs					$ 289	$ 167	$ 90

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.